PROPERTY, PLANT AND EQUIPMENT (Schedule of Composition of Property and Equipment Related to Accumulated Depreciation) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning year	$ 8,547,000
Impairment loss	(2,508,000)	$ (1,795,000)	$ (6,349,000)
Balance at end of year	5,918,000	8,547,000
Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning year	65,105,000	70,242,000
Additions	1,708,000	2,911,000
Disposals or retirements	(2,851,000)	(6,123,000)
Reallocations / reclassifications	0
Exchange adjustments	(499,000)	(1,925,000)
Balance at end of year	63,463,000	65,105,000	70,242,000
Cost [Member] | Land and buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning year	24,287,000	24,269,000
Additions	46,000	8,000
Disposals or retirements	0	0
Reallocations / reclassifications	0
Exchange adjustments	1,000	10,000
Balance at end of year	24,334,000	24,287,000	24,269,000
Cost [Member] | Leasehold improvements [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning year	2,670,000	3,005,000
Additions	126,000	41,000
Disposals or retirements	(186,000)	(299,000)
Reallocations / reclassifications	0
Exchange adjustments	(18,000)	(77,000)
Balance at end of year	2,592,000	2,670,000	3,005,000
Cost [Member] | Computer equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning year	4,309,000	4,292,000
Additions	144,000	96,000
Disposals or retirements	(255,000)	(66,000)
Reallocations / reclassifications	0
Exchange adjustments	(2,000)	(13,000)
Balance at end of year	4,200,000	4,309,000	4,292,000
Cost [Member] | Plant and equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning year	33,839,000	38,676,000
Additions	1,392,000	2,766,000
Disposals or retirements	(2,410,000)	(5,758,000)
Reallocations / reclassifications	0
Exchange adjustments	(484,000)	(1,845,000)
Balance at end of year	32,337,000	33,839,000	38,676,000
Accumulated depreciation and impairment losses [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning year	(56,558,000)	(60,952,000)
Charge for the year	(1,866,000)	(1,714,000)
Impairment loss	(2,508,000)	(1,795,000)
Disposals or retirements	2,851,000	5,973,000
Reallocations / reclassifications	0
Exchange adjustments	536,000	1,930,000
Balance at end of year	(57,545,000)	(56,558,000)	(60,952,000)
Accumulated depreciation and impairment losses [member] | Land and buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning year	(19,629,000)	(18,493,000)
Charge for the year	(628,000)	(783,000)
Impairment loss	(1,196,000)	(347,000)
Disposals or retirements	0	0
Reallocations / reclassifications	0
Exchange adjustments	21,000	(6,000)
Balance at end of year	(21,432,000)	(19,629,000)	(18,493,000)
Accumulated depreciation and impairment losses [member] | Leasehold improvements [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning year	(1,884,000)	(2,037,000)
Charge for the year	(149,000)	(146,000)
Impairment loss	(279,000)	(78,000)
Disposals or retirements	186,000	299,000
Reallocations / reclassifications	(0)
Exchange adjustments	5,000	78,000
Balance at end of year	(2,131,000)	(1,884,000)	(2,037,000)
Accumulated depreciation and impairment losses [member] | Computer equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning year	(3,946,000)	(3,682,000)
Charge for the year	(115,000)	(181,000)
Impairment loss	(98,000)	(180,000)
Disposals or retirements	255,000	84,000
Reallocations / reclassifications	(0)
Exchange adjustments	46,000	13,000
Balance at end of year	(3,950,000)	(3,946,000)	(3,682,000)
Accumulated depreciation and impairment losses [member] | Plant and equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning year	(31,099,000)	(36,740,000)
Charge for the year	(974,000)	(604,000)
Impairment loss	(935,000)	(1,190,000)
Disposals or retirements	2,410,000	5,590,000
Reallocations / reclassifications	0
Exchange adjustments	566,000	1,845,000
Balance at end of year	(30,032,000)	(31,099,000)	$ (36,740,000)
Carrying amounts [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning year	8,547,000
Balance at end of year	5,918,000	8,547,000
Carrying amounts [Member] | Land and buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning year	4,658,000
Balance at end of year	2,902,000	4,658,000
Carrying amounts [Member] | Leasehold improvements [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning year	786,000
Balance at end of year	461,000	786,000
Carrying amounts [Member] | Computer equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning year	363,000
Balance at end of year	250,000	363,000
Carrying amounts [Member] | Plant and equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning year	2,740,000
Balance at end of year	$ 2,305,000	$ 2,740,000